FINANCIAL INSTRUMENTS - Fair value of call options (Details) € in Millions	6 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jan. 11, 2018 EUR (€)
Disclosure of fair value measurement of equity [line items]
Number of working days over which stock market prices are observed	90 days
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	$ 87,908,000,000
Ending balance, assets	81,301,000,000	$ 87,908,000,000
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, liabilities	(47,425,000,000)
Ending balance, liabilities	(43,703,000,000)	(47,425,000,000)
Level 3
Reconciliation Of Changes In Fair Value Measurement, Assets (Liabilities) [Abstract]
Beginning balance, assets (liabilities)	(174,000,000)	(158,000,000)	$ (209,000,000)
Change in fair value	(129,000,000)	(16,000,000)	51,000,000
Ending balance, assets (liabilities)	(303,000,000)	(174,000,000)	(158,000,000)
Intesa San Paolo S.p. A.
Disclosure of fair value measurement of equity [line items]
Business combination equity contribution present value at acquisition date | €				€ 100
Call option on 1,000 mandatory convertible bonds | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	127,000,000	422,000,000	483,000,000
Change in fair value	(117,000,000)	(295,000,000)	(61,000,000)
Ending balance, assets	10,000,000	127,000,000	422,000,000
Special payment in pellet purchase agreement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, liabilities	(176,000,000)	(457,000,000)	(568,000,000)
Change in fair value	(11,000,000)	281,000,000	111,000,000
Ending balance, liabilities	(187,000,000)	(176,000,000)	(457,000,000)
Put option with ISP | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, liabilities	(125,000,000)	(123,000,000)	(124,000,000)
Change in fair value	(1,000,000)	(2,000,000)	1,000,000
Ending balance, liabilities	(126,000,000)	$ (125,000,000)	$ (123,000,000)
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of fair value measurement of equity [line items]
Notional amount	$ 1,000,000,000